DESCRIPTION OF PLAN	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
DESCRIPTION OF PLAN	DESCRIPTION OF PLAN
The following description of the HomeStreet, Inc. 401(k) Savings Plan (the “Plan”) provides only general information. Participants should refer to the Plan agreement for a more complete description of the Plan’s provisions.

General — The Plan is a defined contribution 401(k) savings plan for employee retirement. The Plan is administered by the Retirement Plans Committee of Mechanics Bank, (“Plan Administrator”), which is comprised of certain officers and employees of Mechanics Bank (“Plan Sponsor”). On September 2, 2025, Mechanics Bancorp (the “Company,” formerly known as HomeStreet, Inc.) completed a merger (the “Merger”) pursuant to the terms of an Agreement and Plan of Merger, dated as of March 28, 2025 (the “Merger Agreement”), by and among the Company, HomeStreet Bank, and Mechanics Bank. In connection with the Merger, HomeStreet, Inc. changed its name to “Mechanics Bancorp,” and HomeStreet Bank merged with and into Mechanics Bank, with Mechanics Bank surviving the Merger as a wholly-owned subsidiary of the Company. All references to the Company prior to September 2, 2025 shall mean HomeStreet, Inc. and after that date shall mean Mechanics Bancorp. Prior to September 2, 2025, the Retirement Benefits Committee of HomeStreet, Inc. administered the Plan. Charles Schwab Trust Bank serves as trustee for all Plan assets. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”).

Plan Sponsor Change/Corporate Transaction — Effective September 2, 2025, sponsorship of the Plan was assigned from HomeStreet, Inc. to Mechanics Bank as a result of the Merger. The Plan was amended and Mechanics Bank substituted for HomeStreet, Inc. for all purposes of the Plan. The Plan continued to operate under the new sponsor, under the Plan’s terms and conditions through December 31, 2025. Prior to September 2, 2025, participants were permitted to invest contributions to the Plan in HomeStreet, Inc. common stock and after September 2, 2025, participants were permitted to invest contributions to the Plan in Mechanics Bancorp Class A common stock. Mechanics Bancorp Class A common stock was formerly known as HomeStreet, Inc. common stock prior to the Merger. Effective December 31, 2025, Mechanics Bank, as Plan Sponsor, amended the Plan to freeze the Plan, therefore no other contributions were permitted to be made to the Plan.

Eligibility — Employees of HomeStreet, Inc. and its wholly owned subsidiary, HomeStreet Bank, hired prior to September 2, 2025, are eligible to participate in the Plan. Participants are eligible for plan participation after attainment of 18 years of age. Eligibility to make employee contributions begins immediately upon date of hire.

Contributions — Contributions to the Plan include (i) elective deferral contributions authorized by participants through payroll deductions from eligible compensation, as defined by the Plan, (ii) matching contributions made by the Plan Sponsor, and (iii) participant rollover contributions from other qualified plans.

Participants may elect to contribute a percentage of their eligible compensation to the Plan each year, subject to limitations, as defined in the Plan document. Certain of those contributions may be excluded from the participant’s taxable income until received as a withdrawal or distribution from the Plan. The Plan includes an auto-enrollment provision whereby all newly hired eligible employees are automatically enrolled in the Plan unless they elect not to participate in the Plan. Automatically enrolled participants have their deferral rate set at 5% of eligible compensation and their contributions are invested in a designated model allocation fund based on the number of years until the participant's expected retirement which may be changed by the participant. Participants who attain age 50 before the end of the plan year are eligible to make catch-up contributions during that plan year; these additional contributions are ineligible for a Company matching contribution.
The Company makes a matching contribution of 100% on the first 3% and 50% on the next 2% of eligible compensation. A participant’s combined pre-tax 401(k) contributions, plus any Roth 401(k) contributions cannot exceed 80% of the participant’s eligible compensation or the annual contribution limit established by the Internal Revenue Service, whichever is less.

Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans. Contributions are subject to certain Internal Revenue Code (“IRC”) limitations.

Participant Accounts — Each participant’s account is credited with the participant's contribution, the Company’s matching contribution and Plan earnings, and charged with an allocation of administrative expenses. Expenses are allocated equally to participants with an account balance not less than $2,000. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Investments— In addition to any auto-enrollment, participants may direct the investment of their contributions and the Company matching contributions in the Plan and earnings thereon into employer stock or any of the mutual and collective investment trust fund investment options of the Plan.

Participants may not acquire additional shares of Mechanics Bancorp Class A common stock if more than 10% of their total account balance is in Mechanics Bancorp Class A common shares.

Contributions may be temporarily held as cash balances prior to the execution of the investment according to participants’ direction.

Vesting — Participants are vested 100% immediately in their contributions to the Plan, the Company’s matching contributions, plus actual earnings thereon.

Forfeitures — Forfeitures in participants’ Employer Matching Contribution Account will be used first to reduce eligible Plan expenses and then to reinstate any non-vested benefits required to be reinstated for rehired participants. Any remaining forfeitures will be used to reduce future Employer contributions to the Plan. At December 31, 2025 and 2024, there were $1,309 and $1,141, respectively, of unallocated forfeitures in the Plan.

Notes Receivable from Participants — Participants may borrow, first, from their rollover account, second, from their employee contribution accounts and, third, from their vested employer matching contribution account under the Plan. Participants may borrow from their account a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance, excluding the value of Mechanics Bancorp Class A common stock. The loan term generally may not exceed 5 years, but can be longer if the loan is used to acquire the participant’s principal residence. The loans are secured by the balance in the participant’s account, and the outstanding loans as of December 31, 2025 bear interest at rates that range from 4.25% to 9.50%, which are commensurate with local prevailing rates as determined quarterly by the Plan Administrator. Principal and interest are paid ratably through bi-weekly payroll deductions. As of December 31, 2025, the loans mature through 2037.

Payment of Benefits — The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account. For termination of service with vested benefits of $1,000 or less, a participant or beneficiary will automatically receive the value of the vested interest in his or her account as a lump sum distribution. If the total vested balance is greater than $1,000, a participant may request a lump sum distribution, roll over the vested Plan account balance into an IRA or new employer’s eligible retirement plan, or leave the balance with the Plan until April 1 of the calendar year following the calendar year in which they reach age 72 (or age 70-1/2 if they reached age 70-1/2 by December 31, 2019) or, until April 1st of the calendar year following the year in which the participant terminates employment, if later following the end of the calendar year in which they retire. However, if the participant is a 5% owner, they must begin receiving these distributions by April 1st following the end of the calendar year in which they reach age 72 (or age 70-1/2 if they reached age 70-1/2 by December 31, 2019) even if they are still employed by the Employer.
In-Service Withdrawals — Participants may elect to withdraw all, or a portion of their employee contribution portions of their account balance, at any time on or after the day the participant attains age 59 1/2. If a participant is under age 59 1/2 under certain conditions, participants, while still employed by the Company, are permitted to withdraw, in a single sum, the employee contribution portions of their account balance. These conditions include unreimbursed medical expenses, costs related to the purchase of the participant’s principal residence (excluding mortgage payments), the payment of burial or funeral expenses for the participant’s deceased parent, spouse, child, dependent or designated beneficiary, certain expenses for the repair of damage to the participant’s principal residence, the payment of postsecondary education tuition or to prevent eviction or foreclosure from the participant’s principal residence.

Other — Certain administrative functions are performed by officers and employees of the Company, by Schwab Retirement Plan Services, Inc., the recordkeeper, and by Charles Schwab Trust Bank, the trustee. No Company officer or employee receives compensation from the Plan. All other expenses for administration of the Plan including legal, investment management, recordkeeping and audit fees are paid out of the assets of the Plan.